UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

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Item 1. Schedule of Investments.

McCarthy Fund

SCHEDULE OF INVESTMENTS at September 30, 2004

Shares	COMMON STOCKS: 97.73%	Market Value

	Banks: 3.98%
32,855	Washington Mutual, Inc.	$ 1,283,973

	Broadcast Service/Program: 3.89%
143,740	Liberty Media Corp. - Class A*	$1,253,413

	Chemicals - Specialty: 0.97%
14,400	Sensient Technologies Corp.	311,616

	Commercial Services: 3.41%
18,100	Coinstar, Inc.*	421,730
21,199	Convergys Corp.*	284,703
14,604	NCO Group, Inc.*	$393,578
		1,100,011

	Consumer Non Cyclical: 0.99%
19,800	First Health Group Corp.*	318,582

	Consumer Products/Miscellaneous: 1.64%
13,300	Newell Rubbermaid Inc.	266,532
4,100	The Scotts Co. - Class A*	263,015
		529,547

	Decision Support Software: 1.06%
31,888	NetIQ Corp.*	341,202

	Diversified Operations: 6.38%
21,075	Cendant Corp.	455,220
11,868	FirstService Corp.*#	285,900
42,968	Tyco International Ltd. #	1,317,399
		2,058,519

	Drugs & Pharmaceuticals: 7.50%
18,542	Americsourcebergen Corp.	995,891
44,406	Caremark Rx Inc.*	1,424,101
		2,419,992

	Electronic Components: 1.07%
11,600	Benchmark Electronics, Inc.*	345,680

See accompanying Notes to Finanical Statements.

SCHEDULE OF INVESTMENTS at September 30, 2004, Continued

Shares		Market Value

	Enterprise Software - Services: 2.89%
183,365	3Com Corp.*	$ 773,800
25,371	Novell, Inc.*	$160,091
		933,891

	Food: 1.00%
12,900	Fresh Del Monte Produce, Inc. #	321,339

	Funeral Services and Related Items: 1.04%
48,424	Stewart Enterprises, Inc.*	336,547

	Home Furnishings: 1.77%
15,600	La-Z-Boy, Inc.	236,808
4,200	Mohawk Industries*	333,438
		$570,246

	Human Resource Management: 0.81%
5,888	ManPower Inc.	$261,957

	Instruments - Scientific: 2.68%
14,840	Fisher Scientific International, Inc.*	$865,617

	Insurance: 6.76%
8,400	Allmerica Financial Corp.*	225,792
494	Berkshire Hathaway, Inc. - Class B*	1,418,274
8,600	Hilb, Rogal & Hobbs Co.	311,492
12,800	Horace Mann Educators Corp.	225,024
		2,180,582

	Media: 5.52%
46,100	Comcast Corp. - Class A*	1,301,864
14,000	Emmis Communications - Class A*	252,840
6,807	Liberty Media International Inc.*	227,095
		1,781,799

	Medical - Drugs: 6.05%
7,016	Merck & Co., Inc.	231,528
90,270	Schering-Plough Corp.	1,720,546
		1,952,074

	Medical - Instruments: 0.86%
10,495	CONMED Corp.*	276,019

See accompanying notes to Financial Statements.

SCHEDULE OF INVESTMENTS at September 30, 2004, Continued

Shares		Market Value

	Medical - Labs and Testing Services: 4.22%
31,128	Laboratory Corporation of America Holdings*	$ 1,360,916

	Medical - Outpatient Services: 0.93%
11,000	Apria Healthcare Group, Inc.*	299,750

	Medical Products: 4.12%
23,600	Johnson & Johnson	1,329,388

	Metal Processors & Fabricators: 0.92%
10,300	Kaydon Corp.	296,331

	Oil - Exploration & Production: 3.58%
11,292	Devon Energy Corp.	801,845
5,747	Newfield Exploration Co.*	$351,946
		1,153,791

	Oil - Field Services: 1.02%
10,100	Tidewater, Inc.	$328,755

	Phamacy Services: 2.10%
23,862	Omnicare, Inc.	$676,726

	Real Estate Management Service: 1.10%
10,728	Jones Lang LaSalle Inc.*	354,131

	Retail: 1.95%
11,100	J.C. Penney Company, Inc.	391,608
7,715	Papa John's International, Inc.*	$236,696
		628,304

	Schools: 1.07%
9,600	ITT Educational Services, Inc.*	346,080

	Semiconductors: 1.02%
28,700	Emulex Corp.*	$330,624

	Steel Pipe & Tube: 0.80%
21,400	The Shaw Group, Inc.*	$256,800

	Technology - Data Processing: 5.92%
12,200	Fair Isaac Corp.	356,240
27,498	First Data Corp.	1,196,163
7,848	Intuit Inc.*	356,299
		1,908,702

	Telecommunications: 2.61%
6,200	Alltell Corp.	340,442
11,800	Centurytel Inc.	404,032
9,793	Intrado, Inc.*	99,007
		$843,481

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS at September 30, 2004, Continued

Shares		Market Value
	Waste Disposal: 6.10%
22,734	Republic Services, Inc.	676,564
11,100	Waste Connections, Inc.*	351,648
34,400	Waste Management, Inc.	940,496
		1,968,708

	TOTAL COMMON STOCKS (cost $26,838,892)	31,525,093

Shares	SHORT-TERM INVESTMENTS: 2.52%	Value

813,139	Federated Cash Trust Treasury Money Market Fund	$ 813,139

	TOTAL SHORT-TERM INVESTMENTS
	(cost $813,139)	813,139

	Total Investments in Securities
	(cost $27,652,031): 100.25%	32,338,232
	Call Options Written: (0.25%)	(80,000)
	Cash and Other Assets in Excess of Liabilities: ( 0.00%)	1,044
	NET ASSETS: 100.00%	$ 32,259,276

SCHEDULE OF CALL OPTIONS WRITTEN at Septembe 30, 2004, Continued

Contracts	Underlying Index/Expiration Date/Exercise Price	Value
400	Standard and Poor's 500 Index
	Expiring January 2005, Exercise Price $3.00	$ (80,000)
	(Proceeds $95,195)

* Non-income producing security.
# U.S. security of foreign issuer.
See accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   11/01/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  11/01/04

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date  10/27/04

* Print the name and title of each signing officer under his or her signature.

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